PIMCO ETF Trust
Supplement Dated August 21, 2026 to the Actively Managed Exchange-Traded Funds Prospectus dated October 31, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, and PIMCO Short-Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and, collectively, the “Funds”)
Effective October 30, 2026, PIMCO Commodity Strategy Active Exchange-Traded Fund is re‑named PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Commodity Strategy Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund.
Effective October 30, 2026, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund is re‑named PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund. Therefore, effective October 30, 2026, all references to PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund in the Prospectus are replaced with PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund.
Effective October 30, 2026, PIMCO Senior Loan Active Exchange-Traded Fund is re‑named PIMCO Senior Loan and Short-Term Active ETF. Therefore, effective October 30, 2026, all references to PIMCO Senior Loan Active Exchange-Traded Fund in the Prospectus are replaced with PIMCO Senior Loan and Short-Term Active ETF.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of commodities, commodity instruments and Fixed Income Instrument investments. These instruments may include, or be represented by, forwards or derivatives such as options, futures contracts or swap agreements. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.
Effective October 30, 2026, the second sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Commodity Strategy Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance.

Effective October 30, 2026, the first sentence of the second paragraph in the “Principal Investment Strategies” section of PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.
Effective October 30, 2026, the following is added immediately after the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of PIMCO Preferred and Capital Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Preferred securities represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other securities such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.
Effective October 30, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of Senior Loans and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Effective October 30, 2026, the following is added as the third and fourth sentences of the “Principal Investment Strategies” section of PIMCO Senior Loan Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
“Short-term investments” as used above includes debt instruments with 3 or fewer years remaining to maturity or weighted average life of less than 3 years; futures and options with 3 or fewer years remaining to expiration; swaps on instruments with 3 or fewer years remaining to maturity; and holdings of PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short Asset Portfolio. As used above, “short-term investments” does not include reverse repurchase agreements or securities held as collateral in securities lending arrangements.
Effective October 30, 2026, the following is added as the second sentence of the “Principal Investment Strategies” section of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
Effective October 30, 2026, the following is added as the last sentence of the “Fixed Income Instruments” subsection in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Bond” as used in the names of the PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund, PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund, and PIMCO Multisector Bond Active Exchange-Traded Fund refers to “Fixed Income Instruments.”
Effective October 30, 2026, the following is added immediately prior to the “Investment Selection” sub‑section in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
In seeking to achieve the PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund’s investment objective, PIMCO uses its own proprietary assessments of issuers and issuances based on ESG factors. These factors are designed to facilitate the Fund’s prioritization of issuers and issuances that align with the Fund’s ESG criteria.

“ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. It is expected that PIMCO will identify issuers with ESG practices that compare favorably through the use of ESG‑related scores (as applicable to an issuer), which are generally measured relative to an issuer’s peers. Generally, PIMCO’s proprietary assessments involve assigning proprietary ESG scores to each issuer or issuance based on separate environmental-, social- and governance-related factors, which are customized based on the type of issuer or issuance. As examples, (i) PIMCO’s ESG framework for corporate issuers includes the evaluation of material environmental, social and governance factors reflective for each sector and a relative weighting of such factors based on differences in industry dynamics; (ii) PIMCO’s ESG framework for fixed-income securities issued by U.S. and non‑U.S. governments includes an evaluation of whether the issuers of such securities align with the Fund’s government-specific ESG criteria; and (iii) PIMCO’s ESG framework for mortgage-related securities includes an evaluation of the underlying pools, which are scored on a proprietary scoring model that seeks to prioritize mortgage-related securities with underlying pools with stronger social and governance characteristics.
In general, the Fund will seek to avoid investments in issuers that score materially below the average issuer according to PIMCO’s ESG research and assessment. ESG scores are updated regularly. The factors and processes used to determine ESG scores are expected to develop over time and involve the considerations of criteria deemed relevant by PIMCO.
While PIMCO relies primarily on its proprietary ESG scoring methodologies and research to make ESG assessments, it also considers external data from issuers as aggregated by third party providers, including providers that specialize in certain types of data such as carbon, controversies, climate municipal securities, and sovereigns. For example, PIMCO may exclude issuers with histories of human rights violations or that receive low responsibility scores according to recognized international rights organizations.
Effective October 30, 2026, the following is added as the first sentence under “A Note on the PIMCO Commodity Strategy Active Exchange-Traded Fund” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Commodities” as used in the name of the PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund refers to assets that have tangible properties, such as oil, metals, and agricultural products.
Effective October 30, 2026, the following is added as the first sentence under “Municipal Bonds” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Municipal Bonds are debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.
Effective October 30, 2026, the following is added as the first sentence under “Mortgage-Related and Other Asset-Backed Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Such mortgage loans may include non‑performing loans, which are loans considered in default and reperforming loans (“RPLs”), which are loans that have previously been delinquent but are current at the time securitized.
Effective October 30, 2026, the following is added as the last sentence under “Loans, including Participations in and Assignments thereof” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Senior Loans” include senior secured floating rate bank loans, also referred to as leveraged loans, bank loans and floating rate loans, that are first or second lien loans.

Effective October 30, 2026, the following is added as the third sentence under “Variable and Floating Rate Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Capital Securities” include (1) securities issued by U.S. and non‑U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements and (2) securities, which may include instruments referred to as hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt.
Investors Should Retain This Supplement for Future Reference
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